INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	12 Months Ended
Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

6.INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

6.1.  Cash and cash equivalents

	06/30/2019	06/30/2018	06/30/2017

Cash and banks	3,450,873	2,215,103	1,679,478
	3,450,873	2,215,103	1,679,478

6.2.  Other financial assets

	06/30/2019	06/30/2018	06/30/2017
Current
Restricted short-term deposit	4,327,275	4,538,321	4,260,517
Other investments	347,718	—	—
Other marketable securities	8,515	12,526	4,275
	4,683,508	4,550,847	4,264,792

	06/30/2019	06/30/2018	06/30/2017
Non-current
Shares of Bioceres S.A.	374,685	240,920	676,762
Other marketable securities	1,728	2,438	90,237
	376,413	243,358	766,999

Variations in the allowance for uncollectible trade receivables are reported in Note 6.18. The book value is reasonably approximate to the fair value given its short-term nature.

6.3.Trade receivables

	06/30/2019	06/30/2018	06/30/2017

Trade debtors	48,910,484	44,641,053	34,121,040
Allowance for impairment of trade debtors	(3,360,224)	(3,212,170)	(2,873,688)
Shareholders and other related parties (Note 16)	467,743	571,216	1,025,903
Allowance for impairment of related parties (Note 16)	(75,596)	(23,126)	(205,960)
Allowance for return of goods	(800,606)	(1,517,361)	(1,393,059)
Trade debtors - Parent company (Note 16)	440,268	361,606	—
Trade debtors - Joint ventures and associates (Note 16)	2,369	209,039	217,963
Discounted and deferred checks	13,651,939	11,858,170	10,783,719
	59,236,377	52,888,427	41,675,918

The book value is reasonably approximate to the fair value given its short-term nature.

6.4.Other receivables

	06/30/2019	06/30/2018	06/30/2017
Current
Taxes	584,641	664,926	1,904,592
Other receivables - Other related parties (Note 16)	10,971	119,677	67,753
Other receivables - Parent Company (Note 16)	—	103,251	—
Other receivables - Joint ventures and associates (Note 16)	250,783	1,962,459	3,085,056
Prepayments to suppliers	496,001	516,742	1,210,070
Reimbursements over exports	366,594	362,815	151,107
Prepaid expenses and other receivables	213,597	—	265,972
Loans receivable	—	1,360	5,732
Miscellaneous	59,242	508,975	417,937
	1,981,829	4,240,205	7,108,219

	06/30/2019	06/30/2018	06/30/2017
Non-Current
Taxes	681,168	295,924	484,572
Reimbursements over exports	878,470	346,575	472,276
Other receivables - Joint ventures and associates (Note 16)	—	4,337,008	1,213,053
Miscellaneous	672	—	13,343
	1,560,310	4,979,507	2,183,244

The book value is reasonably approximate to the fair value given its short-term nature.

6.5.Inventories

	06/30/2019	06/30/2018	06/30/2017

Agrochemicals	22,137	94,486	183,822
Seeds and grains	207,519	514,000	1,273,515
Microbiological resale products	13,894,018	8,389,191	13,749,668
Microbiological products produced	8,370,583	6,383,263	8,931,124
Goods in transit	751,737	776,869	482,185
Supplies	4,512,870	3,978,934	7,424,825
Allowance for obsolescence	(406,818)	(770,742)	(707,105)
Agricultural product	240,536	—	—
	27,592,582	19,366,001	31,338,034

The roll-forward of allowance for obsolescence is in Note 6.18. Inventories recognised as an expense during the years ended June 30, 2019,2018 and the six-month transition period ended June 30, 2017  amounted to U$S 80,153,871,  U$S 77,797,414 and U$S 26,672,229 respectively. Those expenses were included in cost of sales.

6.6.Property, plant and equipment

Property, plant and equipment as of June 30, 2019, June 30, 2018, the six-month transition period ended  June 30, 2017 and December 31, 2016, included the following:

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Gross carrying amount	57,059,972	44,764,394	48,520,889	47,276,088
Accumulated depreciation	(13,225,424)	(4,587,248)	(2,302,014)	(882,327)
Net carrying amount	43,834,548	40,177,146	46,218,875	46,393,761

1.   Net carrying amount for each class of assets is as follows:

	Net carrying	Net carrying	Net carrying	Net carrying
	amount	amount	amount	amount
Class	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Office equipment	213,437	194,819	220,698	207,388
Vehicles	1,785,701	1,099,603	1,849,887	1,992,556
Equipment and computer software	123,472	212,236	308,360	380,386
Fixtures and fittings	4,737,396	3,508,083	4,460,903	4,701,939
Machinery and equipment	6,336,691	4,466,293	8,405,441	9,105,953
Land and buildings	29,969,237	30,513,273	30,103,117	29,584,854
Buildings in progress	668,614	182,839	870,469	420,685
Total	43,834,548	40,177,146	46,218,875	46,393,761

2.   Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for				Foreign
	beginning	application				currency		As of the
Class	of year	of IAS 29	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	243,948	333,904	30,621	—	(8,493)	29,139	—	629,119
Vehicles	1,660,294	1,054,631	1,093,749	—	(297,269)	93,132	—	3,604,537
Equipment and computer software	419,638	416,274	75,152	—	(1,685)	46,278	—	955,657
Fixtures and fittings	3,826,665	1,909,115	7,518	213,333	—	481,799	—	6,438,430
Machinery and equipment	5,404,029	3,976,720	98,034	7,863	(31,407)	778,262	—	10,233,501
Land and buildings	33,026,981	1,438,728	125,930	—	—	1,994,906	(2,056,431)	34,530,114
Buildings in progress	182,839	75,405	613,098	(221,196)	—	18,468	—	668,614
Total	44,764,394	9,204,777	2,044,102	—	(338,854)	3,441,984	(2,056,431)	57,059,972

3.   Accumulated depreciation as of June 30, 2019 is as follows:

	Depreciation
		Adjustment
		of opening
	Accumulated	net book
	as of the	amount for			Foreign		Accumulated
	beginning of	application of			currency		as of the end of
Class	year	IAS 29	Disposals	Of the year	translation	Revaluation	year
Office equipment	49,129	309,339	(4,007)	39,997	21,224	—	415,682
Vehicles	560,691	750,195	(205,618)	621,974	91,594	—	1,818,836
Equipment and computer software	207,402	486,143	(769)	99,350	40,059	—	832,185
Fixtures and fittings	318,582	912,404	—	397,989	72,059	—	1,701,034
Machinery and equipment	937,736	2,121,816	(16,807)	673,784	180,281	—	3,896,810
Land and buildings	2,513,708	1,343,500	—	617,162	221,428	(134,921)	4,560,877
Total	4,587,248	5,923,397	(227,201)	2,450,256	626,645	(134,921)	13,225,424

4.   Gross carrying amount as of June 30, 2018 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				currency		As of the
Class	of year	Additions	Transfers	Disposals	translation	Revaluation	end of year
Office equipment	252,220	119,623	—	—	(127,895)	—	243,948
Vehicles	2,223,102	388,856	—	(131,746)	(819,918)	—	1,660,294
Equipment and computer software	426,529	189,094	47,744	(14,726)	(229,003)	—	419,638
Fixtures and fittings	4,665,074	6,178	1,646,914	(1,632)	(2,489,869)	—	3,826,665
Machinery and equipment	9,152,269	197,840	—	(23,010)	(3,923,070)	—	5,404,029
Land and buildings	30,931,226	26,017	651,662	—	(13,146,785)	14,564,861	33,026,981
Buildings in progress	870,469	1,864,186	(2,346,320)	—	(205,496)	—	182,839
Total	48,520,889	2,791,794	—	(171,114)	(20,942,036)	14,564,861	44,764,394

5.   Accumulated depreciation as of June 30, 2018 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign		Accumulated
	beginning of			currency		as of the end
	year	Disposals	Of the year	translation	Revaluation	of year
Office equipment	31,522	—	41,740	(24,133)	—	49,129
Vehicles	373,215	(42,928)	434,632	(204,228)	—	560,691
Equipment and computer software	118,169	(13,641)	195,386	(92,512)	—	207,402
Fixtures and fittings	204,171	—	286,024	(171,613)	—	318,582
Machinery and equipment	746,828	—	741,508	(550,600)	—	937,736
Land and buildings	828,109	—	531,591	(516,056)	1,670,064	2,513,708
Total	2,302,014	(56,569)	2,230,881	(1,559,142)	1,670,064	4,587,248

6.   Gross carrying amount as of June 30, 2017 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning				Currency		As of the
Class	of year	Additions	Transfers	Disposals	Translation	Revaluation	end of year
Office equipment	235,301	32,138	—	—	(15,219)	—	252,220
Vehicles	2,136,823	441,478	—	(183,170)	(172,029)	—	2,223,102
Equipment and computer software	460,518	20,637	—	(32,074)	(22,552)	—	426,529
Fixtures and fittings	4,770,076	—	127,475	—	(232,477)	—	4,665,074
Machinery and equipment	9,492,852	18,513	73,717	(10,678)	(422,135)	—	9,152,269
Land and buildings	29,759,833	15,508	(428,844)	(197,467)	(1,461,403)	3,243,599	30,931,226
Buildings in progress	420,685	167,393	227,652	—	54,739	—	870,469
Total	47,276,088	695,667	—	(423,389)	(2,271,076)	3,243,599	48,520,889

7.   Accumulated depreciation as of June 30, 2017 is as follows:

	Depreciation
	Accumulated
	as of			Foreign		Accumulated
	beginning of			Currency		as of the end of
Class	year	Disposals	Of the period	Translation	Revaluation	year
Office equipment	27,913	—	5,452	(1,843)	—	31,522
Vehicles	144,267	(95,792)	334,019	(9,279)	—	373,215
Equipment and computer software	80,132	(31,486)	77,461	(7,938)	—	118,169
Fixtures and fittings	68,137	—	145,044	(9,010)	—	204,171
Machinery and equipment	386,899	(10,678)	408,975	(38,368)	—	746,828
Land and buildings	174,979	—	283,706	(21,947)	391,371	828,109
Total	882,327	(137,956)	1,254,657	(88,385)	391,371	2,302,014

8.   Gross carrying amount as of December 31, 2016 is as follows:

	Gross carrying amount
	As of the				Foreign
	beginning of		Additions		Currency	As of the
Class	year	Additions	por PPA	Disposals	Translation	end of year
Office equipment	5,830	4,811	234,221	—	(9,561)	235,301
Vehicles	160,895	225,459	1,878,400	(49,179)	(78,752)	2,136,823
Equipment and computer software	14,283	13,945	450,785	—	(18,495)	460,518
Fixtures and fittings	1,608	118,638	4,848,110	—	(198,280)	4,770,076
Machinery and equipment	310,504	35,170	9,533,037	—	(385,859)	9,492,852
Land and buildings	—	210,038	30,792,604	—	(1,242,809)	29,759,833
Buildings in progress	—	—	430,837	—	(10,152)	420,685
Total	493,120	608,061	48,167,994	(49,179)	(1,943,908)	47,276,088

9.   Accumulated depreciation as of December 31, 2016 is as follows:

	Depreciation
	Accumulated
	as of			Foreign	Accumulated
	beginning of			Currency	as of the end
Class	year	Disposals	Of the year	Translation	of year
Office equipment	3,555	—	18,901	5,457	27,913
Vehicles	119,177	(49,179)	75,633	(1,364)	144,267
Equipment and computer software	14,283	—	59,548	6,301	80,132
Fixtures and fittings	1,126	—	153,424	(86,413)	68,137
Machinery and equipment	132,669	—	134,648	119,582	386,899
Land and buildings	—	—	142,139	32,840	174,979
Total	270,810	(49,179)	584,293	76,403	882,327

The depreciation charge is included in Notes 7.3 and 7.4.

The Group has no commitments to purchase property, plant and equipment items.

A detail of restricted assets is provided in Note 19.

Revaluation of property, plant and equipment

At a minimum, the Group updates their assessment of the fair value of its land and buildings at the end of each reporting year (after the revaluation policy was adopted), taking into account the most recent independent valuations and market data. Valuations were performed at June 30, 2019. Management determined the property, plant and equipment’s value within a range of reasonable fair value estimates.

All resulting fair value estimates for properties are included in level 3.

The following are the carrying amounts that would have been recognized had the assets been carried under the cost model.

	Value at cost
Class of property	06/30/2019	06/30/2018	06/30/2017
Land and buildings	14,330,892	18,244,100	11,694,646

6.7.Intangible assets

Intangible assets as of June 30, 2019, June 30,2018, the six-month transition period ended June 30,2017 and December 31, 2016 included the following:

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Gross carrying amount	45,848,737	29,155,315	43,903,217	42,890,018
Accumulated amortization	(6,232,311)	(2,497,970)	(1,844,326)	(521,692)
Net carrying amount	39,616,426	26,657,345	42,058,891	42,368,326

Seed and integrated products

The Group’s seed and integrated product activities concentrate primarily on the development and commercialization of seeds and technologies and products that increase yield per hectare, with a focus on providing seed and integrated crop protection and crop nutrition technologies designed to control weeds, insects or diseases, enhance quality traits of the seeds produced and improve nutritional value and other benefits. The Group has sought to develop integrated products that combine three distinct and complementary components, seed traits, germplasms and seed treatments in order to deliver a superior agronomic experience to customers.

The Group’s technologies which are capitalized based on an advanced stage of development (phase 4 or higher), are set forth in the table below:

Technologies
Crop	Germplasm	Protection	Yield	Quality	R&D Phase	Entity
Soybean	MG III-VIII(1)	GT (2)	HB4	—	Advanced Develop.	BCS Holding
Wheat	Spring / Winter	GluT (2)	HB4	—	Advanced Develop.	Trigall Genetics (3) (Note 12)

Notes:

(1)     Soybean germplasms are categorized by maturity groups (MG) from III to VIII. Non-dormant germplasms are alfalfa elite breeding materials without winter dormancy. A. cruentus germplasms are amaranth varieties of the A. cruentus species.

(2)     GT means glyphosate tolerance. GluT means glufosinate tolerance. Genuity is the glyphosate tolerance technology developed by Monsanto and Forage Genetics International for alfalfa. ALS means ALS-inhibitor herbicide tolerance.

(3)     Included in Trigall`s financial statements. Reflected in the Consolidated financial statements through the equity method investment.

The soybean HB4 technology was approved by the Argentine Ministry of Agriculture, Livestock and Fishing on October 6, 2015, under Resolution N° 397/15.

In the case of HB4 wheat, although favorable opinions have already been obtained from both CONABIA and of SENASA, is awaiting the decision of the National Directorate of Agricultural Markets, that analyzes the commercial impact of being the first country in the world to release a wheat of these characteristics.

The U.S. FDA completed its full review of the safety evaluation for HB4 soybeans, clearing it for use in human food and animal food on August 10, 2017. Bioceres Crop received USDA approval of HB4 Drought Tolerant Soybeans on August 2019.

Interaction with the regulatory authorities of China continues because the comercialization of the product in Argentina is subject to approval in that country. Specifically, in May 2019, all additional consultations made by the Ministry of Agriculture of the Republic of China (MOA) were answered.

Other intangible assets identified in the business combination under common control with Semya (See note 4.5) include the following:

•     Soybean Ecoseed Pack: This proyect promotes the devolpment of biological products with high added value for soybean seed treatments. The devolpment of these products integrates biotechnological, germoplasm and bio inoculants synergistically.

•     Wheat Ecoseed Pack: This proyect promotes the devolpment of biological products with high added value for wheat seeds treatments. The devolpment of these products integrates biotechnological, germoplasm and bio inoculants synergistically.

•     Bio Fungicides: The final objective of the project is to generate biological products with high added value for the treatment of seeds, focusing on the abilitity to bio control diseases in wheat and soybeans crops.

Crop nutrition

The Group’s crop nutrition activities include the development of and investment in microbiological products that have been incorporated as part of the integration of Rizobacter into the Group, including the following microbiological assets incorporated as intangible assets measured at fair value:

•     TOP Technologies: The TOP Osmo Protection Technology promotes high metabolic and physiological performance of bacteria and ensures bacterial survival and concentration in seeds and packages, reducing the impact of fungicides and insecticides on bacteria and substantially improving inoculants performance and their incidence in crop yields.

•     Signum Technologies: Signum bio-inductor generates molecular signals which early activate bacterial and plant metabolic processes, thus maximizing the development of leguminous plants. Furthermore, it stimulates the interrelation with different soil beneficial microorganisms that provide additional advantages to inoculation, activates mechanisms of resistance to abiotic stress factors (low temperatures, droughts and soil acidity), and induces defensive responses in the interaction with harmful microorganisms.

•     LLI Technologies: This technology marks a turning point in inoculation. The time of disposal to maintain living bacteria on seeds, a prerequisite for an effective nodulation. Ready-to-use (RTU) seed allows to reduce costs, simplify the sowing operation, minimize the risks normally associated with on farm treatments, and achieve the precise positioning of bacteria through the inoculant. This treatment provides for a higher number of healthier plants with outstanding root development to reach the soybean crop’s full yield potential.

Other intangible assets

Other intangible assets identified in the business combination with Rizobacter:

•     Product registration: In accordance with regulations set by certain regulatory agencies such as the National Agri-Food Safety and Quality Service (SENASA), Rizobacter has been required to register products with regulatory authorities to be able to sell them both in the domestic and international markets (jointly referred to as "Product Registration"). Some of the registered products have been developed by third parties.

•     Brand: Rizobacter offers a wide variety of proprietary and third-party products, which are commercialized under the Rizobacter brand name. This intangible has been designated with an indefinite useful life.

•     Customer loyalty: Rizobacter’s sales to distributors of agrochemicals and to special accounts, mainly large retailers and wholesalers, whether inside or outside the Argentine territory are included. They are recognised at their fair value at the date of acquisition and are subsequently amortised on a straight-line based on the timing of projected cash flows of the clients over their estimated useful lives.

1.   Net carrying amount of each class of intangible assets is as follows:

	Net carrying	Net carrying	Net Carrying	Net Carrying
	amount	amount	amount	amount
Class	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Seed and integrated products
Soybean HB4	6,120,336	4,927,853	3,111,253	1,421,707
Ecoseed integrated products	2,627,946	—	—	—
Crop nutrition
Microbiology products	2,208,117	2,122,484	3,491,269	3,625,827
Other intangible assets
Trademarks and patents	8,063,648	5,574,682	10,402,764	11,265,234
Software	994,723	949,310	1,392,769	799,904
Customer loyalty	19,601,656	13,083,016	23,660,836	25,255,654
Total	39,616,426	26,657,345	42,058,891	42,368,326

2.     Gross carrying amount as of June 30, 2019 is as follows:

	Gross carrying amount
		Adjustment
		of opening
		net book
	As of the	amount for			Foreign
	beginning of	application			currency	As of the
Class	year	of IAS 29	Additions	Disposals	translation	end of year
Seed and integrated products
Soybean HB4	4,927,853	—	1,192,483	—	—	6,120,336
Ecoseed integrated products	—	—	2,627,946	—	—	2,627,946
Crop nutrition
Microbiology products	2,505,864	841,753	41,485	(318,949)	197,047	3,267,200
Other intangible assets
Trademarks and patents	6,278,706	2,986,739	—	—	545,377	9,810,822
Software	1,444,603	438,703	200,600	(40,359)	105,793	2,149,340
Customer loyalty	13,998,289	6,658,894	—	—	1,215,910	21,873,093
Total	29,155,315	10,926,089	4,062,514	(359,308)	2,064,127	45,848,737

3.      Accumulated amortization as of June 30, 2019 is as follows:

	Amortization
		Adjustment
		of opening
	Accumulated	net book
	as of	amount for			Foreign	Accumulated
	beginning of	application			currency	as of the end of
Class	year	of IAS 29	Disposals	Of the year	translation	year
Crop nutrition
Microbiology products	383,380	202,791	(20,887)	459,287	34,512	1,059,083
Other intangible assets
Trademarks and patents	704,024	334,919	—	647,101	61,130	1,747,174
Software	495,293	227,264	(40,359)	429,258	43,161	1,154,617
Customer loyalty	915,273	435,389	—	841,273	79,502	2,271,437
Total	2,497,970	1,200,363	(61,246)	2,376,919	218,305	6,232,311

4.     Gross carrying amount as of June 30, 2018 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the end
Class	year	Additions	Disposals	translation	of year
Seed and integrated products
Soybean HB4	3,111,253	1,816,600	—	—	4,927,853
Crop nutrition
Microbiology products	3,782,238	484,825	—	(1,761,199)	2,505,864
Other intangible assets
Trademarks and patents	10,906,317	—	—	(4,627,611)	6,278,706
Software	1,787,925	614,529	—	(957,851)	1,444,603
Customer loyalty	24,315,484	—	—	(10,317,195)	13,998,289
Total	43,903,217	2,915,954	—	(17,663,856)	29,155,315

5.     Accumulated amortization as of June 30, 2018 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end
Class	year	Disposals	Of the year	translation	of year
Crop nutrition
Microbiology products	290,969	—	321,887	(229,476)	383,380
Other intangible assets
Trademarks and patents	503,553	—	617,478	(417,007)	704,024
Software	395,156	—	399,311	(299,174)	495,293
Customer loyalty	654,648	—	802,800	(542,175)	915,273
Total	1,844,326	—	2,141,476	(1,487,832)	2,497,970

6.     Gross carrying amount as of June 30, 2017 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of			currency	As of the end
Class	year	Additions	Disposals	translation	of year
Seed and integrated products
Soybean HB4	1,421,707	1,689,546	—	—	3,111,253
Crop nutrition
Microbiology products	3,755,094	194,743	—	(167,599)	3,782,238
Other intangible assets
Trademarks and patents	11,415,829	—	—	(509,512)	10,906,317
Software	845,954	979,728	—	(37,757)	1,787,925
Customer loyalty	25,451,434	—	—	(1,135,950)	24,315,484
Total	42,890,018	2,864,017	—	(1,850,818)	43,903,217

7.     Accumulated amortization as of June 30, 2017 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of			currency	as of the end
Class	year	Disposals	Of the year	translation	of year
Crop nutrition
Microbiology products	129,267	—	176,523	(14,821)	290,969
Other intangible assets
Trademarks and patents	150,595	—	379,115	(26,157)	503,553
Software	46,050	—	370,018	(20,912)	395,156
Customer loyalty	195,780	—	492,873	(34,005)	654,648
Total	521,692	—	1,418,529	(95,895)	1,844,326

8.     Gross carrying amount as of December 31, 2016 is as follows:

	Gross carrying amount
	As of the			Foreign
	beginning of		Additions	currency	As of the
Class	year	Additions	for P1PA	translation	end of year
Seed and integrated products
Soybean HB4	1,421,707	—	—	—	1,421,707
Crop nutrition
Microbiology products	—	175,527	3,733,981	(154,414)	3,755,094
Other intangible assets
Trademarks and patents	—	—	11,896,495	(480,666)	11,415,829
Software	9,368	420,254	442,607	(26,275)	845,954
Customer loyalty	—	—	26,523,073	(1,071,639)	25,451,434
Total	1,431,075	595,781	42,596,156	(1,732,994)	42,890,018

9.     Accumulated amortization as of December 31, 2016 is as follows:

	Amortization
	Accumulated
	as of			Foreign	Accumulated
	beginning of		Of the	currency	as of the end
Class	year	Disposals	year	translation	of year
Crop nutrition
Microbiology products	—	—	21,316	107,951	129,267
Other intangible assets
Trademarks and patents	—	—	153,698	(3,103)	150,595
Software	6,105	—	49,348	(9,403)	46,050
Customer loyalty	—	—	199,817	(4,037)	195,780
Total	6,105	—	424,179	91,408	521,692

The depreciation charge is included in Notes 7.3 and 7.4.

There are no intangibles assets whose use has been restricted or which have been delivered as a guarantee. The Group has not assumed any commitments to acquire new intangibles.

Estimates

There is an inherent material uncertainty related to Management’s estimation of the ability of the Group to recover the carrying amounts of internally generated intangible assets related to biotechnology projects because it is dependent upon Group`s ability to raise sufficient funds to complete the projects development, the future outcome of the regulatory process, and the timing and amount of the future cash flows generated by the projects, among other future events.

Management’s estimations about the demonstrability of the recognition criteria for these assets and the subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and using reasonable and supportable assumptions in cash flow projections. Therefore, the Consolidated financial statements do not include any adjustments that would result if the Group were unable to recover the carrying amount of the above-mentioned assets through the generation of enough future economic benefits.

6.8.Goodwill

The Group is required to test whether goodwill has suffered any impairment on an annual basis. The recoverable amount is determined based on value in use calculations. The use of this method requires the estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

After the business combinations that occurred in 2016, goodwill has been generated for Rizobacter CGU. This CGU is composed of all revenues collected through Rizobacter from the production and sale of proprietary and third-party products, both in the domestic and international markets. Additionally, Rizobacter generates revenue from the formulation, fragmentation and resale of third-party products.

Among the main groups of products are i) microbiological products (bio-inductors/inoculants, biological fertilizers and bio-controllers); ii) crop and seed protection (treatments, adjuvants, baits, stored grains and seed treatment); and iii) crop nutrition (fertilizers). Packs are generally a combination of a microbiological product (bio-inductors/inoculants) with a crop and seed protection product (treatments).

Also, after the share purchase agreement (SPA) between Bioceres S.A. and Bioceres Crops Solutions Corp for the 50 % of ownership in Semya (see note 4.5.), the Group recognized as goodwill the expected revenues from the commercialization of intensive R&D products of Semya that previously were allocated on the equity participation.

The variations in goodwill occurred during the years / period consolidated correspond to translation differences. There have been no goodwill impairment indicators.

Carrying amount of goodwill as of June 30, 2019, 2018 and 2017  is as follows:

	06/30/2019	06/30/2018	06/30/2017

Rizobacter	23,484,761	14,438,027	25,079,324
Semya	6,319,954	—	—
	29,804,715	14,438,027	25,079,324

The Rizobacter brand intangible with an indefinite useful life has been allocated to the Rizobacter CGU.

Management has made the estimates considering the cash flow projections projected by the management of Rizobacter and third-party valuation reports on the assets, intangible assets and liabilities assumed.

The key assumptions utilized are the following:

Key assumption	Management’s approach
Discount rate

The discount rate used ranges was 16.71%.

The weighted average cost of capital ("WACC") rate has been estimated based on the market capital structure. For the cost of debt, the indebtedness cost of the CGU was taken.

For the cost of equity, the discount rate is estimated based on the Capital Asset Pricing Model (CAPM).

The value assigned is consistent with external sources of information.

Budgeted market share of joint ventures and other customers

The projected revenue from the products and services of the CGU has been estimated by Rizobacter´s management based on market penetration data for comparable products and technologies and on future expectations of foreseen economic and market conditions.

The value assigned is consistent with external sources of information.

Budgeted product prices

The prices estimated in the revenue projections are based on current and projected market prices for the products and services of the CGU

The value assigned is consistent with external sources of information.

Growth rate used to extrapolate future cash flow projections to terminal period	The growth rate used to extrapolate the future cash flow projections to terminal period is 2%. The value assigned is consistent with external sources of information.

Management believes that any reasonably possible change in any of these key assumptions would not cause the aggregate carrying amount of the CGU to exceed its recoverable amount.

6.9.Trade and other payable

	06/30/2019	06/30/2018	06/30/2017
Current
Trade creditors	30,489,072	22,222,872	19,779,461
Shareholders and other related parties (Note 16)	1,796,932	365,994	633,700
Trade creditors - Parent company (Note 16)	1,568,036	—	218,744
Trade creditors - Joint ventures and associates (Note 16)	4,805,149	3,493,113	1,649,367
Taxes	1,475,410	35,391	372,990
Consideration payment Semya adquisition (Note 16)	122,950	—	—
Miscellaneous	320,945	1,591,460	140,454
	40,578,494	27,708,830	22,794,716

	06/30/2019	06/30/2018	06/30/2017
Non current
Consideration payment Semya adquisition (Note 16)	452,654	—	—
	452,654	—	—

The book value is reasonably approximate to the fair value given its short-term nature.

6.10.       Borrowings

	06/30/2019	06/30/2018	06/30/2017
Current
Bank overdraft	—	532,912	46,511
Bank borrowings	46,467,308	44,061,555	18,594,823
Corporate bonds	8,416,768	3,262,924	4,644,621
BAF Loans	—	5,112,222	—
Discount checks	5,807,303	10,243,204	9,638,789
Net loans payables-Parents companies and related parties to Parents (Note 16)	5,399,883	1,816,084	646,538
Finance lease	385,947	280,027	466,689
	66,477,209	65,308,928	34,037,971
Non-current
Bank borrowings	16,239,743	25,253,940	36,383,297
Corporate bonds	8,018,884	—	3,889,874
Net loans payables-Parents companies and related parties to Parents (Note 16)	12,358,024	—	—
Finance lease	462,870	454,265	678,993
	37,079,521	25,708,205	40,952,164

Further information about finance leases is in Note 15.1.

The carrying value of some borrowings as of June 30, 2019, 2018 and 2017 are measured at amortized cost differ from their fair value. The following fair values measured are based on discounted cash flows (Level 3) due to the use of unobservable inputs, including own credit risk.

	06/30/2019		06/30/2018		06/30/2017
	Amortized		Amortized		Amortized
	cost	Fair value	cost	Fair value	cost	Fair value
Current
Bank borrowings	46,467,308	46,857,879	44,061,555	42,633,227	18,594,823	16,216,748
Discount checks	5,807,303	5,230,123	10,243,204	9,209,508	9,638,789	8,950,197
Corporate Bonds	8,416,768	7,632,806	3,262,924	3,126,570	4,644,621	4,317,658

Non-current
Bank borrowings	16,239,743	14,274,547	25,253,940	20,610,018	36,383,297	33,993,312
Corporate Bonds	8,018,884	6,972,332	—	—	3,889,874	3,395,857

Net loans payables-Parents companies and related parties to Parents

BAF Loans converted into loans payable to Parents companies. Both are debts taken by the Group in connection with the Rizobacter acquisition. On May 7, 2019, Bioceres Crop Solutions Corp., Bioceres LLC and Bioceres SA entered into an agreement for the restructuring of $15 million of the outstanding loans into a facility with a 5-year maturity and an annual rate of 10%.

Financial assets (other receivables from Parents and related parties to Parents) and liabilities (Loans payable to Parents companies) are offset and the net amount is reported in the Statement of Financial Position where Bioceres Crop Solutions currently has a legally enforceable right to offset the recognised amounts, and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously.

The following table presents the recognised financial instruments that are offset:

		Gross amounts set off	Net amounts presented
		in the Statement of	in the Statement of
	Gross amounts	Financial Position	Financial Position
Current other receivables	17,809,676	(15,827,847)	1,981,829
Total current assets	17,809,676	(15,827,847)	1,981,829
Current borrowings	(82,305,056)	15,827,847	(66,477,209)
Total current liabilities	(82,305,056)	15,827,847	(66,477,209)

Corporate Bonds

a) Issuance of public corporate bonds (Principal Market)

On March 31, 2015 the Shareholders’ Meeting of Rizobacter approved the establishment of a global program of corporate bonds (“CB”) in the Argentine principal market (“the Program”) for the issue of one or more series of simple CB through public offering, for their future listing on stock exchanges and other markets, up to a revolving outstanding amount of USD 40,000,000 or the equivalent in other currencies, or a lower amount to be determined by the Board of Directors, with a maximum term of five years.

Series I: On August 13, 2015, CNV approved the Program and the issue of Series I of the Negotiable Obligations for USD 10,000,000 (increasable to a maximum of USD 17,000,000 or the equivalent in Argentine pesos), through Resolution N° 17737, according to the main terms and conditions summarized in the Prospectus Supplement dated August 13, 2015, which Prospectus Supplement was published in the Daily Gazette of the Buenos Aires Stock Exchange and the Rosario Stock Exchange on the same date.

Series I (USD)

Amount of the Issue: USD 7,786,327

Date of Issue and Subscription: August 31, 2015

Applicable rate: 6% annual nominal rate Maturity: August 31, 2018

Initial Exchange rate: ARS 9.28 / USD

Amortization: The principal will be amortized in five semiannual instalments as from the twelfth month following the Date of Issue. The first four instalments will be identical, each representing 17.50% of the principal amount issued, and the last instalment will be equal to 30% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a quarterly basis at a fixed annual nominal rate of 6%. If any service payment date is not a business day, payment will be made on the immediately subsequent business day without any interest accruing on this payment in respect of the days that elapse from the date of payment to the actual payment date.

As of June 30, 2019, there is not outstanding debt under Series I (Class USD).

Series I (Class I – Pesos)

Amount of the Issue: ARS 84,115,789  (equivalent to USD 5,592,805)

Date of Issue and Subscription: August 31, 2015

Applicable rate (initial): 26.50% annual nominal rate

Maturity: August 31, 2018

Amortization: The principal will be amortized in 5 half-yearly instalments as from the twelfth month following the Date of Issue. The first four instalments will be identical, each representing 17.50% of the principal amount issued, and the last will be equivalent to 30% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a quarterly basis at a mixed annual nominal rate as follows: (a) from the Date of Issue up to an including the expiry of the ninth (9) month, interest will accrue at the Fixed Rate for NOs Series I Class I Pesos, and (b) from the start of the tenth (10) month up to the Maturity Date, interest will accrue at a Variable Rate equal to the Reference Rate plus a Differential Rate of 550 (five hundred and fifty) points. The Fixed Rate for NOs Series I Class I Pesos cannot exceed 35%. The Variable Rate for CB Series I Class I Pesos cannot be lower than an annual nominal 16% rate or exceed a 32% annual nominal rate. On June 15, 2015 the National Insurance Superintendency (“SSN”) issued Communication No. 4568 establishing that CB Series I Class I Pesos constitute productive investments under the framework of paragraph k) of item 35.8.1 of the General Regulation Governing Insurance Activities (Resolution SSN No. 21.523/1992).

Series I (Class II – Pesos)

Amount of the Issue: ARS 1,377,882  (equivalent to USD 91,614)

Date of Issue and Subscription: August 31, 2015

Applicable rate (initial): 27% annual nominal rate

Maturity: August 31, 2018

Amortization: The principal will be amortized in five semiannual instalments as from the twelfth month following the Date of Issue. The first four instalments will be identical, each representing 17.50% of the principal amount issued, and the last instalment will be equivalent to 30% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a quarterly basis at a mixed annual nominal rate as follows: (a) from the Date of Issue up to an including the expiry of the ninth (9) month, interest will accrue at the Fixed Rate for CB Series I Class II Pesos, and (b) from the start of the tenth (10) month up to the Maturity Date, interest will accrue at a Variable Rate equal to the Reference Rate plus a Differential Rate of 550 (five hundred and fifty) points.

On August 31, 2018 the fifth payment of services on the principal, and the twelfth interest payment were made corresponding to the Negotiable Obligations from Series I Class I Pesos, Series I Class II Pesos, and Series I Class USD.

After these payments there are no more outstanding public corporate bonds.

b) Issuance of private corporate bonds

On April 4, 2019, the Group issued class I of guaranteed negotiable obligations, not convertible into shares, within the framework of Law No. 23,576 of Negotiable and Complementary Obligations, for a total nominal value of USD 16 million due on April 5, 2021 which were placed privately on April 5, 2019, as detailed below:

Series I (USD)-Inversiones Odisea

Holder: Inversiones Odisea (company duly constituted in and in accordance with the laws of the Republic of Chile).

Amount of the Issue: USD 13,000,000

Date of Issue and Subscription: April 5,2019

Applicable rate (initial): 10,55% annual nominal rate

Maturity: April 5, 2021

Amortization: The principal will be amortized in four semiannual instalments as from the sixth month following the Date of Issue. The four instalments will be identical, each representing 25% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a semiannual basis at a fixed annual nominal rate. If the payment date is not a business day, the services will be paid the next business day immediately, without interest being accrued on said payment for the days elapsed from said service payment date until the effective payment date.

As of June 30, 2019, the capital owned in series I USD is USD 13  million.

Series II (USD)-Compass Latam High Yield

Holder: Compas Latam High Yield (investment fund administred by Compass Group Chile S.A.).

Amount of the Issue: USD 3,000,000

Date of Issue and Subscription: April 5,2019

Applicable rate (initial): 10,55% annual nominal rate

Maturity: April 5, 2021

Amortization: The principal will be amortized in four semiannual instalments as from the sixth month following the Date of Issue. The four instalments will be identical, each representing 25% of the principal amount issued.

Date of Payment of Services: Interest will be paid on a semiannual basis at a fixed annual nominal rate. If the payment date is not a business day, the services will be paid the next business day immediately, without interest being accrued on said payment for the days elapsed from said service payment date until the effective payment date.

As of June 30, 2019, the capital owned in series II USD is USD 3 million.

Private corporates bonds are guaranteed by: a) a mortgage on real estates assets owned by the Company, for USD 16 million and b) pledge on the shares that represent 10% of the holding of Rasa Holding LLC in the share capital of Rizobacter Argentina S.A.

Under the terms of the Private corporates bonds, Rizobacter is required to comply with the following financial covenants:

1.Restrictions on the payment of dividends

2.Maintenance the following ratios:

a)Net Debt to EBITDA ratio must be less than 3x,

b)EBITDA to interest ratio must be more than 2x for the years 2019,2020 and 2021.

3.Liabilities to assets ratio less than (i) 0.825 x for 2019, (ii) 0.8 for 2020 and 2021.

Syndicated loan

In 2017, Rizobacter consummated a USD 45 million syndicated loan with Banco de Galicia y Buenos Aires S.A. as administrator, together with Banco Santander Río S.A., Banco BBVA Francés S.A., Banco Ciudad de Buenos Aires, Banco Provincia de Córdoba S.A., Banco Hipotecario S.A. and Banco Mariva S.A. acting as lenders. This loan was funded in two disbursements, the first of which was made on March 15, 2017 for the amount of USD 22,000,000, and the second of which was made on April 25, 2017 for the amount of USD 23,000,000.

Amount: USD 45,000,000

Amortization: 13 quarterly instalments as from the twelfth month following the date of issue.

Applicable rate: 6.50%

Collaterals: Cash and short-term bank deposits collaterals and Bioceres guarantees.

Covenants:     Under the terms of the syndicated loan, Rizobacter is required to comply with the following financial covenants:

4.Restrictions on assets dispositions

5.Restrictions on the payment of dividends

6.Restriction on loans to related parties, including Joint Ventures (USD 5 million per entitiy)

7.Maintenance the following ratios:

c)Net Debt to EBITDA ratio must be less than 3x,

d)EBITDA to interest ratio must be more than (i) 1.2x  for 2017, (ii) 1.5x  for 2018 and (iii) 2x  for the years 2019 and 2020, and

e)Liabilities to assets ratio less than (i) 0.85x for 2017, (ii) 0.825 for 2018 and (iii) 0.8 for 2019 and 2020.

As of June 30, 2019, Rizobacter did not comply with the liabilities to assets ratio mentioned above. However, Rizobacter got a waiver for the year ended June 30, 2019 from the majority of the banks. The terms of the debts established that if Rizobacter gets consents for more than 50% of the lenders, the debt is not considered in default.Covenant compliance is required to be measured annually.

On June 18, 2019, the company paid the sixth instalments of the loan.

6.11.   Employee benefits and social security

	06/30/2019	06/30/2018	06/30/2017

Salaries and social security	3,875,834	3,146,583	1,871,710
Staff incentives and vacations	1,481,384	1,265,130	3,175,335
	5,357,218	4,411,713	5,047,045

The book value is reasonably approximate to the fair value given its short-term nature.

6.12.   Deferred revenue and advances from customers

	06/30/2019	06/30/2018	06/30/2017

Advances from customers	1,074,463	1,007,301	1,197,080
	1,074,463	1,007,301	1,197,080

The book value is reasonably approximate to the fair value given its short-term nature.

6.13.   Government grants

	06/30/2019	06/30/2018	06/30/2017

Current	2,110	17,695	60,829
Non-current	8,098	15,532	57,716
Total	10,208	33,227	118,545

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

At of the beginning of the year	33,227	118,545	155,919	152,792
Adjustement of opening net book amount for application of IAS 29	(27,794)	—	—	—
Received during the year	31,785	103,382	64,106	144,902
Currency conversion difference	(10,638)	(137,114)	(69,539)	—
Released to the statement of profit or loss	(16,372)	(51,586)	(31,941)	(141,775)
At the end of year	10,208	33,227	118,545	155,919

The Group receives government grants to fund research and development projects, some of which are related to the acquisition of property, plant and equipment while others are related to payment for certain expenses like salaries or inputs. Grants are generally implemented through direct payments to the supplier, delivery of cash or loans at subsidized rates.

There are neither unfulfilled conditions nor other contingencies attaching to government grants or government assistance.

6.14.Provisions

	06/30/2019	06/30/2018	06/30/2017
Provisions for contingencies	439,740	845,486	1,415,290
	439,740	845,486	1,415,290

The Group has recorded a provision for probable administrative, judicial and out-of-court proceedings that could arise in the ordinary course of business, based on a prudent criterion according to its professional advisors and on Management’s assessment of the best estimate of the amount of possible claims. These potential claims are not likely to have a material impact on the results of the Group’s operations, its cash flow or financial position.

Management considers that the objective evidence is not enough to determine the date of the eventual cash outflow due to a lack of experience in any similar cases. However, the provision was classified under current or non-current liabilities, applying the best prudent criterion based on Management’s estimates.

There are no expected reimbursements related to the provisions.

The roll forward of the provision is in Note 6.18.

In order to assess the need for provisions and disclosures in its consolidated financial statements, Management considers the following factors: (i) nature of the claim and potential level of damages in the jurisdiction in which the claim has been brought; (ii) the progress of the eventual case; (iii) the opinions or views of tax and legal advisers; (iv) experience in similar cases; and (v) any decision of the Group`s management as to how it will respond to the eventual claim.

6.15.Financed payment – Acquisition of business

	06/30/2019	06/30/2018	06/30/2017
Current
Purchase option	—	14,605,469	—
Financed payment to sellers	2,826,611	5,618,121	6,219,980
	2,826,611	20,223,590	6,219,980
Non-current
Financed payment to sellers	—	2,651,019	7,656,611
Purchase option	—	—	13,523,582
	—	2,651,019	21,180,193

As of June 30,2019, four installments, which were due in October 2017, April 2018, October 2018 and April 2019 have been fully paid for a value of $3.5 million, $2.9 million, $2.9 million and $ 2.9 million, respectively.

Purchase option: The Group subscribed to an option to purchase a further 9.99% of Rizobacter for a nominal value of $14.9 million. On October 22, 2018, an addendum to the purchase option was signed with the sellers which increased the purchase option to 29.99% of Rizobacter.

On March 14, 2019, immediately following the closing of the merger, the Rizobacter Call Option was exercised, pursuant to which the total indirect ownership of BCS Holding in Rizobacter increased to 80.00% of all outstanding stock of Rizobacter. The consideration for the Rizobacter Call Option was $1,265,000 in cash and in 4,736,736 shares of Union. Union shares constituting the in-kind consideration were issued in reliance on an applicable exemption from the registration requirements of the Securities Act.

Regards the cancelation of the $14.9 million mentioned above, net of prepayment of $1,265,000, we issued 1,334,047 shares which were valued at $5.35 (mark to market). Difference between the fair value of shares issued and the cancelled debt generated a finance gain of $6,582,849 (Note 7.5).

6.16.Private Warrants

Founders warrants: simultaneously with the consummation of the initial public offering (“IPO”), Union consummated the private placement of 5,200,000 private warrants. This issuance was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act. Those warrants were purchased by certain of Union initial shareholders. Founders warrants are identical to the warrants included in the units sold in the IPO (Public warrants) having a strike price of $11.50, exercisable in a 5-years period but could be exercised on a cashless basis (each warrant will be converted for the shares that result from the difference between the warrant price and the market value of the shares divided by the market value of the shares). Founder warrants were part of the net assets incorporated in the reverse recapitalization, which were recorded as a reduction of the equity amounting to $1,843,175.

Bioceres warrants: Union issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas: (i) 2,500,000 warrants with an strike price of $11.50, that will vest if and when the price of the ordinary shares trades above $15.00 for any twenty (20) trading days within any thirty (30) trading-day period; (ii) 2,500,000 warrants with an strike price of $15.00, which will vest upon issuance; and (iii) 2,500,000 warrants with an strike price of $18.00, which will vest upon issuance. Those warrants could be exercised during a 5 year period on a cashless basis (each warrant will be converted for the shares that result from the difference between the warrant price and the market value of the shares divided by the market value of the shares as set forth in the warrant agreement). Bioceres warrants were initially accounted as an equity transaction (distribution to shareholders in accordance to IAS 32), which were recorded as a reduction of equity amounting to $1,589,548. Subsequent changes in the liability are booked in financial results.

Private warrants do not reach the fixed-for-fixed’ condition mentioned in the subsection b) of the Note 2.9. Therefore, they were classified as a financial liability and valued at its fair value applying a simulation model of the share price trajectory under the hypothesis of geometric Brownian motion.

At inception, the fair value of Private warrants using a volatility of 32% (implied volatility of Public warrants), share price of $5.35 and risk-free rate of 2.43%, was $3.4 million. As of June 30,2019, their fair value using a share price of $5.30 and risk-free rate of 1.7631%, decrease to $2.8 million and the Group recognized a finance gain of $0.6 million.

6.17.  Puttable instrument

	06/30/2019	06/30/2018	06/30/2017
Non-current
Puttable preferred shares	—	—	2,500,000
	—	—	2,500,000

Bioceres Inc. granted EQC a Put Option, giving EQC a right to sell its holdings in the preferred shares of RASA Holding that EQC acquires in the event of a mandatory conversion of its holdings of such preferred shares into ordinary shares of RASA Holding in 5 years' time, or in the case of a public offering by RASA Holding or Rizobacter. The price of the Put Option is the nominal value of the preferred shares of RASA Holding or USD 10 nominal value.

In accordance with the participation rights of RASA Holding, the holders of Preferred Shares had the right to subscribe for common shares of Bioceres S.A. according to his position at the time of the financing event added to the accumulated dividends. At the date of the financing event that occurred on February 9, 2018, there were 1,409,848 Preferred Shares held by third parties, that accumulated an annual dividend of payment in kind of 12% and an additional dividend (which allowed them to acquire the same amount of shares that they would otherwise acquire at a price of subscription of USD 7.91 for each USD 10 value of each Preferred Share). It is so, that, on 9 February 2018, the holders of Preferred Shares had the right to subscribe up to 2,010,170 shares of Bioceres S.A. Thus, on June 11, 2018, occurred the implementation of a second stretch of the capital increase in Bioceres S.A. approved and ratified by the Shareholder's Assemblies held on December 17, 2014 and December 15, 2016. The 2,010,170 shares (including 421,180 shares for the conversion of the puttable RASA Holding preferred shares plus their accrued dividends) issued by Bioceres S.A. were delivered to the holders of Preferred Shares Series A RASA Holding. The remeasurement of the liability for Puttable preferred shares as of June 11, 2018 generated a loss of USD 831,534.

6.18.Changes in allowances and provisions

					Currency
			Uses and		conversion
Item	06/30/2018	Additions	reversals	IAS 29	difference	06/30/2019
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(3,212,170)	(654,991)	87,916	1,220,652	(801,631)	(3,360,224)
Allowance for impairment of related parties	(23,126)	(80,913)	12,408	17,396	(1,361)	(75,596)
Allowance for obsolescence	(770,742)	(736,372)	615,467	273,252	211,577	(406,818)

Total deducted from assets	(4,006,038)	(1,472,276)	715,791	1,511,300	(591,415)	(3,842,638)

INCLUDED IN LIABILITIES

Provisions for contingencies	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total included in liabilities	(845,486)	(74,109)	320,941	353,257	(194,343)	(439,740)

Total	(4,851,524)	(1,546,385)	1,036,732	1,864,557	(785,758)	(4,282,378)

				Currency
			Uses and	conversion
Item	06/30/2017	Additions	reversals	difference	06/30/2018

DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(2,873,688)	(1,362,720)	76,329	947,909	(3,212,170)
Allowance for impairment of related parties	(205,960)	—	27,264	155,570	(23,126)
Allowance for obsolescence	(707,105)	(822,135)	160,331	598,167	(770,742)

Total deducted from assets	(3,786,753)	(2,184,855)	263,924	1,701,646	(4,006,038)

INCLUDED IN LIABILITIES

Provisions for contingencies	(1,415,290)	(84,411)	38,308	615,907	(845,486)

Total included in liabilities	(1,415,290)	(84,411)	38,308	615,907	(845,486)

Total	(5,202,043)	(2,269,266)	302,232	2,317,553	(4,851,524)

				Currency
			Uses and	conversion
Item	12/31/2016	Additions	reversals	difference	06/30/2017
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(2,949,214)	(154,818)	40,485	189,859	(2,873,688)
Allowance for impairment of related parties	(8,210)	(219,559)	402	21,407	(205,960)
Allowance for obsolescence	(1,157,997)	(289,248)	140,408	599,732	(707,105)

Total deducted from assets	(4,115,421)	(663,625)	181,295	810,998	(3,786,753)

INCLUDED IN LIABILITIES

Provisions for contingencies	(1,909,530)	(10,711)	259,438	245,513	(1,415,290)

Total included in liabilities	(1,909,530)	(10,711)	259,438	245,513	(1,415,290)

Total	(6,024,951)	(674,336)	440,733	1,056,511	(5,202,043)

			Additions		Currency
			for business	Uses and	conversion
Item	12/31/2015	Additions	combination	reversals	difference	12/31/2016
DEDUCTED FROM ASSETS

Allowance for impairment of trade debtors	(346,515)	(490,374)	(2,722,575)	373,004	237,246	(2,949,214)
Allowance for impairment of related parties	—	(8,394)	—	—	184	(8,210)
Allowance for obsolescence	(167,989)	(982,351)	(418,498)	—	410,841	(1,157,997)

Total deducted from assets	(514,504)	(1,481,119)	(3,141,073)	373,004	648,271	(4,115,421)

INCLUDED IN LIABILITIES

Provisions for contingencies	(67,708)	(293,009)	(1,372,086)	—	(176,727)	(1,909,530)

Total included in liabilities	(67,708)	(293,009)	(1,372,086)	—	(176,727)	(1,909,530)

Total	(582,212)	(1,774,128)	(4,513,159)	373,004	471,544	(6,024,951)